AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 89.3%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $41,428,976)	4,150,167	$38,804,059
Short-Term Investment — 8.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,808,291)	3,808,291	3,808,291

TOTAL INVESTMENTS—98.1% (cost $45,237,267)(wd)		42,612,350

Other assets in excess of liabilities(z) — 1.9%		819,605

Net Assets — 100.0%		$43,431,955

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
34	2 Year U.S. Treasury Notes	Dec. 2022	$6,983,281	$113,022
107	5 Year U.S. Treasury Notes	Dec. 2022	11,503,336	381,114
6	10 Year U.S. Treasury Notes	Dec. 2022	672,375	7,836
59	10 Year U.S. Ultra Treasury Notes	Dec. 2022	6,990,578	450,382
43	20 Year U.S. Treasury Bonds	Dec. 2022	5,435,469	413,428
27	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	3,699,000	340,415
				$1,706,197
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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